THE ADVISORS’ INNER CIRCLE FUND III

(the “Trust”)

PineBridge Dynamic Asset Allocation Fund (the “Fund”)

Supplement dated December 30, 2025 to the Fund’s Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated March 1, 2025

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

PineBridge Investments LLC (“PineBridge”), investment adviser to the Fund, was acquired on December 30, 2025 by MetLife, Inc. (“MetLife”) and is now part of MetLife Investment Management, the institutional asset management business of MetLife. The transaction is deemed to be a “change in control” of PineBridge under the Investment Company Act of 1940, as amended (the “1940 Act”). As required by the 1940 Act, the advisory agreement between PineBridge and the Trust, with respect to the Fund (the “Original Advisory Agreement”), provided for automatic termination upon an assignment, including a change in control. Due to the change in ownership of PineBridge, the Board of Trustees of the Trust approved a new advisory agreement between PineBridge and the Trust (the “New Advisory Agreement”). The New Advisory Agreement was subsequently approved by shareholders of the Fund at a special meeting held on September 9, 2025. The New Advisory Agreement took effect on December 30, 2025, the date of the change in control of PineBridge, and is similar in all material respects to the Original Advisory Agreement. There have been no changes to the Fund’s portfolio managers, investment objective, or principal investment strategies and risks in connection with the transaction.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PBI-SK-007-0100

THE ADVISORS’ INNER CIRCLE FUND III

(the “Trust”)

PineBridge Dynamic Asset Allocation Fund (the “Fund”)

Supplement dated December 30, 2025 to the Fund’s

Statement of Additional Information (“SAI”), dated March 1, 2025

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

PineBridge Investments LLC (“PineBridge”), investment adviser to the Fund, was acquired on December 30, 2025 by MetLife, Inc. (“MetLife”) and is now part of MetLife Investment Management, the institutional asset management business of MetLife. The transaction is deemed to be a “change in control” of PineBridge under the Investment Company Act of 1940, as amended (the “1940 Act”). As required by the 1940 Act, the advisory agreement between PineBridge and the Trust, with respect to the Fund (the “Original Advisory Agreement”), provided for automatic termination upon an assignment, including a change in control. Due to the change in ownership of PineBridge, the Board of Trustees of the Trust approved a new advisory agreement between PineBridge and the Trust (the “New Advisory Agreement”). The New Advisory Agreement was subsequently approved by shareholders of the Fund at a special meeting held on September 9, 2025. The New Advisory Agreement took effect on December 30, 2025, the date of the change in control of PineBridge, and is similar in all material respects to the Original Advisory Agreement. There have been no changes to the Fund’s portfolio managers, investment objective, or principal investment strategies and risks in connection with the transaction.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PBI-SK-007-0100